UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 ------------------

Check here if Amendment [ ];   Amendment Number:
                                                 --------------

         This Amendment (check only one):   [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      MB Investment Partners, Inc.
           ----------------------------------
Address:   825 Third Avenue
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           New York, NY 10022
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Form 13F File Number: 28-04079
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ------------------------------------
Title:    Chief Compliance Officer
          ------------------------------------
Phone:    617-757-7609
          ------------------------------------

Signature, Place and Date of Signing

     /s/ Charles J. Daly         Boston, MA               November 14, 2007
------------------------   ------------------------    ---------------------
      [Signature]               [City, State]                 [Date]


Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:               0
                                            -----------
Form 13F Information Table Entry Total:         143
                                            -----------
Form 13F Information Table Value Total:       541,617
                                            -----------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     2563 27390.00 SH       SOLE                  8900.00          18490.00
                                                                23   250.00 SH       OTHER                                    250.00
AT&T Inc Com                   COM              00206R102      652 15419.00 SH       SOLE                                   15419.00
Abbott Labs                    COM              002824100     2561 47765.00 SH       SOLE                 38400.00           9365.00
Allergan Inc                   COM              018490102     4046 62753.89 SH       SOLE                 36280.89          26533.00
Altera Corp Com                COM              021441100     3238 134466.73SH       SOLE                 97716.73          36900.00
Altria Group Inc               COM              02209S103      468  6726.00 SH       SOLE                  2500.00           4226.00
                                                               209  3000.00 SH       OTHER                                   3000.00
American Express               COM              025816109     7492 126192.00SH       SOLE                 36900.00          89342.00
American Intl Gp               COM              026874107    15487 228927.00SH       SOLE                 65591.00         163401.00
                                                               461  6815.00 SH       OTHER                                   6815.00
Americredit Corp               COM              03060R101     1855 105500.00SH       SOLE                 46025.00          59475.00
                                                                98  5600.00 SH       OTHER                                   5600.00
Apache Corp                    COM              037411105     5163 57331.44 SH       SOLE                 23936.44          33455.00
Apple Computer                 COM              037833100      239  1557.00 SH       SOLE                                    1557.00
Automatic Data                 COM              053015103    10247 223104.00SH       SOLE                 68435.00         154804.00
                                                                23   500.00 SH       OTHER                                    500.00
BJ Svcs Co Com                 COM              055482103      855 32200.00 SH       SOLE                 22425.00           9775.00
Bank Of America Corp           COM              060505104      486  9663.00 SH       SOLE                   800.00           8863.00
Bank of New York Mellon Com    COM              064058100     1959 44380.00 SH       SOLE                  1509.00          42871.00
Becton Dickinson & Co          COM              075887109      632  7700.00 SH       SOLE                                    7700.00
Berkshire Hath B               CL B             084670207     2245   568.00 SH       SOLE                                     568.00
Berkshire Hathaway Inc Cl A    CL A             084670108      948     8.00 SH       SOLE                                       8.00
Bp Plc Adr                     ADR              055622104     2556 36852.00 SH       SOLE                  4575.00          32277.00
                                                                28   400.00 SH       OTHER                                    400.00
Bristol Myers Squibb           COM              110122108     2696 93550.00 SH       SOLE                 58440.00          35110.00
                                                               115  4000.00 SH       OTHER                                   4000.00
Burlington Northrn Inc         COM              12189T104      207  2550.00 SH       SOLE                   300.00           2250.00
CVS Caremark Corp              COM              126650100    11683 294803.79SH       SOLE                 91082.79         204021.00
Cameco Corp Com                COM              13321l108      357  7728.00 SH       SOLE                                    7728.00
Carnival Corp                  PAIRD CTF        143658300     3424 70698.00 SH       SOLE                 49100.00          21698.00
Celgene                        COM              151020104     3721 52183.00 SH       SOLE                 32540.00          19693.00
Central Fd Cda Ltd Cl A        CL A             153501101      118 12000.00 SH       SOLE                                   12000.00
Cheesecake Factory             COM              163072101     2396 102080.00SH       SOLE                 54385.00          47795.00
Chevron Corp New               COM              166764100     2559 27349.00 SH       SOLE                                   27349.00
Cisco Sys Inc                  COM              17275R102    19271 581671.00SH       SOLE                166425.00         415696.00
                                                                33  1000.00 SH       OTHER                                   1000.00
Citigroup Inc                  COM              172967101    16002 342870.00SH       SOLE                 73254.00         269691.00
                                                               246  5273.00 SH       OTHER                                   5273.00
Citrix Sys Inc                 COM              177376100     4777 118475.00SH       SOLE                 73400.00          45190.00
Coach Inc                      COM              189754104      549 11620.00 SH       SOLE                                   11620.00
Coca Cola Co                   COM              191216100     3164 55055.00 SH       SOLE                  6000.00          49055.00
Colgate-Palmolive Co           COM              194162103     4291 60160.00 SH       SOLE                 20650.00          39510.00
                                                               485  6800.00 SH       OTHER                                   6800.00
Comcast Cl A                   CL A             20030N101     3384 139963.00SH       SOLE                108226.00          31962.00
                                                                 2   103.00 SH       OTHER                                    103.00
Comerica Inc Com               COM              200340107      231  4500.00 SH       SOLE                   600.00           3900.00
Consumer Discretionary ETF     SBI CONS         81369Y407     5745 155989.00SH       SOLE                                  155989.00
Covidien Ltd Com               COM              G2552X108      297  7149.00 SH       SOLE                  1250.00           5899.00
Crown Castle                   COM              228227104     6080 149642.00SH       SOLE                 98020.00          51797.00
DJ Us Healthcr ETF             DJ US HLTHCR     464287762     3688 52100.00 SH       SOLE                                   52100.00
Disney Walt Co                 COM              254687106      469 13650.00 SH       SOLE                                   13650.00
Dow Chemical Company           COM              260543103      276  6400.00 SH       SOLE                   600.00           5800.00
Du Pont E I De Nemours         COM              263534109       30   600.00 SH       SOLE                                     600.00
                                                               208  4200.00 SH       OTHER                                   4200.00
EMC Corp                       COM              268648102     6310 303345.00SH       SOLE                170575.00         133020.00
Emerson Electric               COM              291011104     3213 60380.00 SH       SOLE                 21700.00          38680.00
                                                                27   500.00 SH       OTHER                                    500.00
Energy Select Sector ETF       SBI INT-ENGY     81369Y506    10674 142700.00SH       SOLE                                  142700.00
Exxon Mobil Corp               COM              30231G102    26152 282546.00SH       SOLE                 15606.00         266940.00
                                                                46   500.00 SH       OTHER                                    500.00
Fedex Corp Com                 COM              31428X106      537  5130.00 SH       SOLE                  1000.00           4130.00
Financial Sector ETF           SBI INT-FINL     81369Y605     3362 97970.00 SH       SOLE                   100.00          97970.00
First Horizon Natl Cp Com      COM              320517105      208  7800.00 SH       SOLE                  1000.00           6800.00
Gap Inc Del                    COM              364760108      248 13462.00 SH       SOLE                  1500.00          11962.00
General Elec Co                COM              369604103    23857 576252.16SH       SOLE                117843.00         458584.16
                                                                33   800.00 SH       OTHER                                    800.00
Glaxosmithkline                COM              37733W105     1593 29949.00 SH       SOLE                 10800.00          19149.00
Goldman Sachs                  COM              38141G104     8477 39113.00 SH       SOLE                 10700.00          28433.00
Health Care Select Spdr        SBI HLTHCR       81369Y209     7549 213547.00SH       SOLE                                  213547.00
Hewlett Packard                COM              428236103      980 19691.00 SH       SOLE                                   19691.00
Home Depot Inc                 COM              437076102     1689 52069.00 SH       SOLE                 18025.00          34044.00
Honeywell International        COM              438516106      302  5070.00 SH       SOLE                  4830.00            240.00
Industrial Select Sector ETF   SBI INT-INDS     81369Y704     9330 227126.00SH       SOLE                   150.00         226976.00
Intel Corp                     COM              458140100     2919 112866.00SH       SOLE                   200.00         112666.00
International Bus Mach         COM              459200101     6503 55207.00 SH       SOLE                 13950.00          41257.00
                                                              1482 12580.00 SH       OTHER                                  12580.00
Ishares MSCI EAFE Index        MSCI EAFE INDX   464287465    16829 203764.00SH       SOLE                   370.00         203489.00
Ishares MSCI Japan             DJ US BAS MATL   464286848     5688 396635.00SH       SOLE                 23600.00         373035.00
                                                                14  1000.00 SH       OTHER                                   1000.00
Ishares Tr Dj Us Bas Matl      DJ US BAS MATL   464287838      250  3370.00 SH       SOLE                                    3370.00
Ishares Tr Dj Us Tech Sec      DJ US TECH SEC   464287721     1400 22290.00 SH       SOLE                  8950.00          13340.00
Ishares Tr MSCI Emerg Mkt      MSCI EMERG MKT   464287234     3332 22295.00 SH       SOLE                    25.00          22295.00
Ishares Tr Russell 1000        RUSSELL1000      464287622      722  8700.00 SH       SOLE                                    8700.00
Ishares Tr Russell 1000 Grw    RUSSELL1000 GRW  464287614     7793 126245.00SH       SOLE                  1500.00         124895.00
JP Morgan Chase                COM              46625H100     2474 54003.00 SH       SOLE                 23143.00          30860.00
                                                               298  6500.00 SH       OTHER                                   6500.00
Jabil Circuit Inc              COM              466313103     2538 111103.95SH       SOLE                 90753.95          20550.00
Johnson & Johnson              COM              478160104    14323 218004.21SH       SOLE                 60021.21         157983.00
                                                              1104 16798.00 SH       OTHER                                  16798.00
Kimberly-Clark Corp            COM              494368103      923 13140.00 SH       SOLE                                   13140.00
Kohls Corp                     COM              500255104     2559 44640.00 SH       SOLE                 31640.00          13060.00
Liberty Global A               SER A            530555101      289  7045.00 SH       SOLE                  7045.00
Marriott Intl                  CL A             571903202     2348 54011.62 SH       SOLE                 41191.62          12820.00
Marsh Mclennan                 COM              571748102      233  9125.00 SH       SOLE                                    9125.00
Mcgraw-Hill Inc                COM              580645109      164  3217.00 SH       SOLE                                    3217.00
                                                               127  2500.00 SH       OTHER                                   2500.00
Medtronic Inc                  COM              585055106     9232 163661.90SH       SOLE                 65964.90          97822.00
Merck & Co. Inc                COM              589331107     1312 25390.00 SH       SOLE                  2300.00          23090.00
Mettler Toledo Intl Com        COM              592688105      780  7646.00 SH       OTHER                                   7646.00
Microsoft Corp                 COM              594918104     9668 328188.00SH       SOLE                127762.00         200726.00
                                                                21   700.00 SH       OTHER                                    700.00
Moodys Corp Com                COM              615369105      302  6000.00 SH       SOLE                                    6000.00
Morgan Stanley                 COM              617446448      357  5665.00 SH       SOLE                                    5665.00
National City Corp Com         COM              635405103      181  7200.00 SH       SOLE                  1000.00           6200.00
Nokia Corp Adr                 ADR              654902204     6028 158915.00SH       SOLE                 94030.00          65035.00
Northern Trust                 COM              665859104      480  7250.00 SH       SOLE                                    7250.00
PNC Bank Corp                  COM              693475105      232  3400.00 SH       SOLE                   400.00           3000.00
Pennsylvania Pwr & Lt Com      COM              69351T106      491 10600.00 SH       SOLE                                   10600.00
Pepsico Inc                    COM              713448108      969 13233.00 SH       SOLE                                   13233.00
Pfizer Inc                     COM              717081103     2015 82500.00 SH       SOLE                 28700.00          53800.00
Pharmaceutical Prod            COM              717124101     5572 157213.83SH       SOLE                 57138.83         100160.00
Powershares QQQ Trust Unit Ser UNIT SER 1       73935a104    13017 253200.00SH       SOLE                   900.00         252400.00
Procter & Gamble               COM              742718109     9408 133754.67SH       SOLE                 41441.67          92438.00
S&P 400 Midcap                 UNIT SER 1       595635103    17269 107358.00SH       SOLE                                  107358.00
S&P 500 Spdr Tr Unit           UNIT SER 1       78462F103    20797 136300.00SH       SOLE                   500.00         136100.00
S&P 600 Smlcap                 S&P SMLCAP600    464287804     4483 64270.00 SH       SOLE                                   64270.00
Schlumberger                   COM              806857108    14448 137598.08SH       SOLE                 43703.08          93925.00
                                                               504  4800.00 SH       OTHER                                   4800.00
Schwab Charles Cp New Com      COM              808513105      542 25082.00 SH       SOLE                                   25082.00
Staples Inc                    COM              855030102     4104 190981.00SH       SOLE                117992.00          73294.00
Starbucks Corp                 COM              855244109     5636 215102.00SH       SOLE                 64375.00         150852.00
State St Corp                  COM              857477103    16186 237477.83SH       SOLE                 64994.83         172558.00
                                                               140  2059.00 SH       OTHER                                   2059.00
Streettracks Gold Tr Gold Shs  GOLD SHS         863307104     1382 18800.00 SH       SOLE                                   18800.00
Stryker Corp                   COM              863667101     4526 65818.13 SH       SOLE                 33175.13          32693.00
Target Corp Com                COM              87612E106     2357 37072.00 SH       SOLE                 25173.00          11944.00
Technology Sector ETF          SBI INT-TECH     81369y803     2289 84875.00 SH       SOLE                   200.00          84675.00
Texas Instruments Inc          COM              882508104     6896 188460.00SH       SOLE                 82025.00         106660.00
Transocean Inc                 ORD              G90078109     3572 31600.00 SH       SOLE                                   31600.00
Union Pac Corp                 COM              907818108      356  3149.00 SH       SOLE                   150.00           2999.00
Utilities Select Sector Spdr   SBI INT-UTILS    81369Y886     1407 35350.00 SH       SOLE                                   35350.00
Viacom Inc New Cl B            CL B             92553p201     3121 80092.00 SH       SOLE                 66005.00          14212.00
Wachovia Corp 2nd New Com      COM              929903102      281  5613.00 SH       SOLE                                    5613.00
Wal Mart Stores                COM              931142103      390  8927.00 SH       SOLE                                    8927.00
Walgreen Co                    COM              931422109    11485 243115.00SH       SOLE                 68617.00         174693.00
                                                                17   350.00 SH       OTHER                                    350.00
Weatherford Intl               COM              G95089101     8404 125093.00SH       SOLE                 48288.00          76955.00
Wells Fargo                    COM              949746101     2784 78158.87 SH       SOLE                 54197.87          24111.00
Whole Foods Mkt Inc            COM              966837106     4672 95416.04 SH       SOLE                 43044.91          52446.13
Wyeth                          COM              983024100     1143 25662.00 SH       SOLE                  2975.00          22687.00
                                                                27   600.00 SH       OTHER                                    600.00
Xilinx                         COM              983919101     1429 54674.11 SH       SOLE                 38539.11          16135.00